Income Tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Hong Kong	$ 215	$ (12)	$ 0
PRC	(626)	626	0
Total	$ (411)	$ 614	$ 0